Consolidated portfolio of investments—January 31, 2026 (unaudited)
Consolidated portfolio of investments

	Shares	Value
Common stocks: 10.20%
Real estate: 10.20%
Health care REITs: 1.25%
Alexandria Real Estate Equities, Inc.	4,059	$221,784
Welltower, Inc.	12,311	2,318,900
		2,540,684
Industrial REITs: 1.94%
First Industrial Realty Trust, Inc.	10,999	638,272
Prologis, Inc.	16,231	2,119,119
Rexford Industrial Realty, Inc.	10,657	431,928
Terreno Realty Corp.	12,362	760,758
		3,950,077
Residential REITs: 2.06%
American Homes 4 Rent Class A	18,738	586,874
Camden Property Trust	5,793	631,727
Equity LifeStyle Properties, Inc.	10,136	640,291
Independence Realty Trust, Inc.	22,985	383,850
Invitation Homes, Inc.	22,447	600,008
Mid-America Apartment Communities, Inc.	5,345	717,833
Sun Communities, Inc.	5,030	640,973
		4,201,556
Retail REITs: 0.70%
Federal Realty Investment Trust	3,014	304,896
Simon Property Group, Inc.	5,815	1,112,468
		1,417,364
Specialized REITs: 4.25%
American Tower Corp.	9,808	1,758,378
Crown Castle, Inc.	5,271	457,576
CubeSmart	10,774	404,348
Equinix, Inc.	2,379	1,952,992
Extra Space Storage, Inc.	6,747	930,884
Four Corners Property Trust, Inc.	10,862	267,748
Gaming & Leisure Properties, Inc.	7,953	355,897
Iron Mountain, Inc.	9,963	917,891
SBA Communications Corp. Class A	4,772	878,573
VICI Properties, Inc. Class A	26,281	737,971
		8,662,258
Total common stocks (Cost $20,316,188)		20,771,939

	Interest rate	Maturity date	Principal
U.S. Treasury securities: 39.86%
TIPS	0.13%	4-15-2027	$126,276	124,984
TIPS	0.13	1-15-2030	1,870,773	1,794,679
TIPS	0.13	1-15-2031	4,681,614	4,417,037
See accompanying consolidated notes to portfolio of investments
Allspring Macro Strategies Portfolio | 1

Consolidated portfolio of investments—January 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
TIPS	0.13%	7-15-2031	$7,630,809	$7,156,565
TIPS	0.13	1-15-2032	7,629,421	7,053,078
TIPS	0.13	2-15-2052	5,518,972	2,906,567
TIPS	0.25	7-15-2029	2,382,186	2,322,132
TIPS	0.38	1-15-2027	120,761	120,234
TIPS	0.38	7-15-2027	1,192,509	1,188,731
TIPS	0.50	1-15-2028	7,043,094	6,984,846
TIPS	0.63	7-15-2032	122,711	116,304
TIPS	0.63	2-15-2043	10,601,470	7,916,517
TIPS	0.75	7-15-2028	116,212	115,983
TIPS	0.75	2-15-2045	144,524	105,458
TIPS	0.88	2-15-2047	214,835	154,793
TIPS	1.13	1-15-2033	1,702,892	1,649,427
TIPS	1.25	4-15-2028	108,059	108,589
TIPS	1.50	2-15-2053	1,668,297	1,297,662
TIPS	1.63	10-15-2027	120,358	122,240
TIPS	1.63	10-15-2029	103,008	105,071
TIPS	1.75	1-15-2028	123,772	125,714
TIPS	1.75	1-15-2034	1,470,930	1,474,002
TIPS	1.88	7-15-2034	800,536	809,756
TIPS	2.13	1-15-2035	7,815,850	8,006,620
TIPS	2.38	1-15-2027	4,950,268	5,022,100
TIPS	2.38	10-15-2028	6,613,812	6,871,317
TIPS	3.63	4-15-2028	7,013,895	7,410,768
TIPS	3.88	4-15-2029	1,399,857	1,519,978
U.S. Treasury Inflation-Indexed Notes	1.88	7-15-2035	4,214,329	4,227,377
Total U.S. Treasury securities (Cost $80,982,864)				81,228,529

		Yield	Shares
Short-term investments: 30.62%
Investment companies: 30.62%
Allspring Government Money Market Fund Select Class♠∞*		3.63	62,399,675	62,399,675
Total short-term investments (Cost $62,399,675)				62,399,675
Total investments in securities (Cost $163,698,727)	80.68%			164,400,143
Other assets and liabilities, net	19.32			39,363,562
Total net assets	100.00%			$203,763,705

♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
*	A portion of the holding represents an investment held in Macro Strategies Special Investments (Cayman) Ltd., the consolidated entity.

Abbreviations:
REIT	Real estate investment trust
TIPS	Treasury Inflation-Protected Securities
See accompanying consolidated notes to portfolio of investments
2 | Allspring Macro Strategies Portfolio

Consolidated portfolio of investments—January 31, 2026 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$55,705,784	$194,409,424	$(187,715,533)	$0	$0	$62,399,675	62,399,675	$1,534,751
Forward foreign currency contracts
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
AUD	11,128,000	USD	7,382,371	Morgan Stanley, Inc.	3-18-2026	$365,805	$0
USD	663	AUD	1,000	Morgan Stanley, Inc.	3-18-2026	0	(33)
AUD	1,693,000	USD	1,139,668	Morgan Stanley, Inc.	3-18-2026	39,129	0
USD	357	BRL	2,000	Morgan Stanley, Inc.	3-18-2026	0	(19)
BRL	43,281,000	USD	7,728,750	Morgan Stanley, Inc.	3-18-2026	414,617	0
BRL	3,327,000	USD	609,129	Morgan Stanley, Inc.	3-18-2026	16,850	0
CAD	8,676,000	USD	6,289,254	Morgan Stanley, Inc.	3-18-2026	94,320	0
USD	725	CAD	1,000	Morgan Stanley, Inc.	3-18-2026	0	(11)
USD	7,148,539	CAD	9,831,000	Morgan Stanley, Inc.	3-18-2026	0	(84,854)
CHF	1,363,000	USD	1,715,592	Morgan Stanley, Inc.	3-18-2026	55,702	0
CHF	732,000	USD	927,988	Morgan Stanley, Inc.	3-18-2026	23,286	0
USD	396	CLP	365,000	Morgan Stanley, Inc.	3-18-2026	0	(22)
CLP	4,420,554,000	USD	4,789,592	Morgan Stanley, Inc.	3-18-2026	267,750	0
USD	500,145	CLP	446,980,000	Morgan Stanley, Inc.	3-18-2026	0	(11,223)
CZK	150,312,000	USD	7,229,663	Morgan Stanley, Inc.	3-18-2026	94,027	0
USD	866	CZK	18,000	Morgan Stanley, Inc.	3-18-2026	0	(11)
EUR	4,966,000	USD	5,807,821	Morgan Stanley, Inc.	3-18-2026	90,559	0
EUR	1,738,000	USD	2,039,557	Morgan Stanley, Inc.	3-18-2026	24,757	0
GBP	8,827,000	USD	11,753,751	Morgan Stanley, Inc.	3-18-2026	324,022	0
USD	2,636,411	GBP	1,954,000	Morgan Stanley, Inc.	3-18-2026	0	(37,200)
USD	395	HUF	131,000	Morgan Stanley, Inc.	3-18-2026	0	(11)
HUF	2,835,551,000	USD	8,552,628	Morgan Stanley, Inc.	3-18-2026	233,188	0
USD	375	INR	34,000	Morgan Stanley, Inc.	3-18-2026	6	0
USD	18,173,828	INR	1,647,512,000	Morgan Stanley, Inc.	3-18-2026	313,255	0
USD	2,430,696	INR	220,345,000	Morgan Stanley, Inc.	3-18-2026	41,950	0
USD	9,534,526	JPY	1,479,461,000	Morgan Stanley, Inc.	3-18-2026	0	(60,463)
USD	387	JPY	60,000	Morgan Stanley, Inc.	3-18-2026	0	(2)
JPY	149,130,000	USD	958,249	Morgan Stanley, Inc.	3-18-2026	8,929	0
USD	11,259,261	KRW	16,495,876,000	Morgan Stanley, Inc.	3-18-2026	0	(219,518)
USD	383	KRW	561,000	Morgan Stanley, Inc.	3-18-2026	0	(7)
USD	2,001,679	KRW	2,894,032,000	Morgan Stanley, Inc.	3-18-2026	0	(12,155)
USD	381	MXN	7,000	Morgan Stanley, Inc.	3-18-2026	0	(18)
MXN	142,991,000	USD	7,783,331	Morgan Stanley, Inc.	3-18-2026	367,057	0
MXN	26,307,000	USD	1,454,879	Morgan Stanley, Inc.	3-18-2026	44,602	0
NOK	36,224,000	USD	3,563,668	Morgan Stanley, Inc.	3-18-2026	196,949	0
USD	394	NOK	4,000	Morgan Stanley, Inc.	3-18-2026	0	(22)
NOK	24,358,000	USD	2,425,605	Morgan Stanley, Inc.	3-18-2026	103,136	0
USD	1,280,458	NZD	2,209,000	Morgan Stanley, Inc.	3-18-2026	0	(51,701)
See accompanying consolidated notes to portfolio of investments
Allspring Macro Strategies Portfolio | 3

Consolidated portfolio of investments—January 31, 2026 (unaudited)

Forward foreign currency contracts (continued)
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
USD	580	NZD	1,000	Morgan Stanley, Inc.	3-18-2026	$0	$(23)
NZD	16,547,000	USD	9,594,943	Morgan Stanley, Inc.	3-18-2026	383,884	0
USD	275	PLN	1,000	Morgan Stanley, Inc.	3-18-2026	0	(6)
PLN	25,148,000	USD	6,919,176	Morgan Stanley, Inc.	3-18-2026	158,129	0
PLN	2,133,000	USD	592,249	Morgan Stanley, Inc.	3-18-2026	8,034	0
USD	431	SEK	4,000	Morgan Stanley, Inc.	3-18-2026	0	(19)
SEK	52,923,000	USD	5,707,276	Morgan Stanley, Inc.	3-18-2026	247,043	0
SEK	12,539,000	USD	1,366,430	Morgan Stanley, Inc.	3-18-2026	44,321	0
ZAR	130,614,000	USD	7,632,538	Morgan Stanley, Inc.	3-18-2026	427,567	0
USD	409	ZAR	7,000	Morgan Stanley, Inc.	3-18-2026	0	(23)
USD	524,169	ZAR	8,631,000	Morgan Stanley, Inc.	3-18-2026	0	(8,444)
USD	6,707,527	IDR	112,229,000,000	Morgan Stanley, Inc.	3-25-2026	26,436	0
USD	390	IDR	6,526,000	Morgan Stanley, Inc.	3-25-2026	2	0
IDR	59,093,943,000	USD	3,524,125	Morgan Stanley, Inc.	3-25-2026	0	(6,211)
						$4,415,312	$(491,996)
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
LME Lead Futures**	58	2-16-2026	$2,884,597	$2,862,213	$0	$(22,384)
LME Nickel Futures**	9	2-16-2026	976,308	960,331	0	(15,977)
LME Zinc Futures**	17	2-16-2026	1,410,657	1,445,735	35,078	0
Volatility Index	750	2-18-2026	14,747,416	14,283,600	0	(463,816)
CAC 40 Index	95	2-20-2026	9,424,592	9,162,367	0	(262,225)
Light Sweet Crude Oil Futures**	196	2-20-2026	11,626,179	12,781,160	1,154,981	0
OMX Stockholm 30 Index	260	2-20-2026	8,812,119	8,835,476	23,357	0
Henry Hub Natural Gas Futures**	173	2-25-2026	5,155,797	7,532,420	2,376,623	0
Brent Crude Oil Futures**	158	2-27-2026	10,251,830	10,952,560	700,730	0
NY Harbor ULSD Futures**	21	2-27-2026	2,052,111	2,234,106	181,995	0
Reformulated Gasoline Blendstock for Oxygen Blending Futures**	10	2-27-2026	776,335	815,724	39,389	0
10-Year Euro BUND Index	131	3-6-2026	19,913,261	19,902,339	0	(10,922)
French Government Bond	84	3-6-2026	12,063,452	12,140,492	77,040	0
Gas Oil Futures**	17	3-12-2026	1,106,719	1,240,150	133,431	0
TOPIX Index	12	3-12-2026	2,715,606	2,773,585	57,979	0
Soybean Oil Futures**	194	3-13-2026	5,859,885	6,228,564	368,679	0
10-Year Australian Bond	705	3-16-2026	53,910,347	53,585,580	0	(324,767)
Australian Dollar Futures	194	3-16-2026	12,912,954	13,525,680	612,726	0
LME Copper Futures**	11	3-16-2026	3,594,027	3,608,094	14,067	0
LME Lead Futures**	7	3-16-2026	359,435	348,446	0	(10,989)
LME Nickel Futures**	11	3-16-2026	1,208,277	1,178,160	0	(30,117)
LME Primary Aluminum Futures**	52	3-16-2026	4,096,873	4,079,283	0	(17,590)
LME Zinc Futures**	24	3-16-2026	2,019,586	2,047,140	27,554	0
S&P ASX Share Price Index 200	68	3-19-2026	10,210,340	10,449,362	239,022	0
S&P/TSX 60 Index	37	3-19-2026	10,073,377	10,068,652	0	(4,725)
10-Year Canadian Bond	205	3-20-2026	18,477,810	18,228,913	0	(248,897)
10-Year U.S. Treasury Notes	356	3-20-2026	40,168,197	39,810,813	0	(357,384)
DAX Index	10	3-20-2026	7,227,699	7,294,641	66,942	0
E-Mini NASDAQ 100 Index	27	3-20-2026	13,749,577	13,861,800	112,223	0
E-Mini Russell 2000 Index	13	3-20-2026	1,672,547	1,705,990	33,443	0
See accompanying consolidated notes to portfolio of investments
4 | Allspring Macro Strategies Portfolio

Consolidated portfolio of investments—January 31, 2026 (unaudited)

Futures contracts (continued)
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long (continued)
E-Mini S&P 500 Index	5	3-20-2026	$1,722,186	$1,741,438	$19,252	$0
Euro STOXX 50 Index	357	3-20-2026	24,419,698	25,182,834	763,136	0
FTSE 100 Index	91	3-20-2026	12,201,890	12,687,953	486,063	0
MSCI Emerging Markets Index	426	3-20-2026	29,705,007	32,393,040	2,688,033	0
Long Gilt Futures	269	3-27-2026	33,416,907	33,440,635	23,728	0
Silver Futures**	19	3-27-2026	7,629,793	7,460,445	0	(169,348)
2-Year U.S. Treasury Notes	711	3-31-2026	148,349,956	148,237,946	0	(112,010)
5-Year U.S. Treasury Notes	990	3-31-2026	108,042,005	107,840,391	0	(201,614)
Lean Hogs Futures**	133	4-15-2026	5,061,212	5,061,980	768	0
Live Cattle Futures**	98	4-30-2026	9,313,580	9,282,560	0	(31,020)
C Coffee Futures**	16	5-18-2026	1,911,406	1,892,100	0	(19,306)
Short
LME Lead Futures**	(58)	2-16-2026	(2,889,311)	(2,862,213)	27,098	0
LME Nickel Futures**	(9)	2-16-2026	(980,105)	(960,331)	19,774	0
LME Zinc Futures**	(17)	2-16-2026	(1,438,079)	(1,445,735)	0	(7,656)
Number 11 World Sugar Futures**	(74)	2-27-2026	(1,218,261)	(1,182,698)	35,563	0
Number 2 Cotton Futures**	(170)	3-9-2026	(5,568,009)	(5,369,450)	198,559	0
10-Year Japanese Bond	(79)	3-13-2026	(67,696,442)	(67,182,670)	513,772	0
Corn Futures**	(99)	3-13-2026	(2,209,664)	(2,119,838)	89,826	0
Hard Red Winter Wheat Futures**	(325)	3-13-2026	(8,534,848)	(8,852,188)	0	(317,340)
Soybean Futures**	(51)	3-13-2026	(2,716,189)	(2,713,838)	2,351	0
Soybean Meal Futures**	(202)	3-13-2026	(6,259,820)	(5,930,720)	329,100	0
Wheat Futures**	(29)	3-13-2026	(775,686)	(780,100)	0	(4,414)
British Pound Futures	(255)	3-16-2026	(21,363,413)	(21,829,594)	0	(466,181)
Cocoa Futures**	(50)	3-16-2026	(2,986,574)	(2,082,500)	904,074	0
Euro Futures	(117)	3-16-2026	(17,138,214)	(17,393,512)	0	(255,298)
LME Copper Futures**	(20)	3-16-2026	(5,741,289)	(6,560,170)	0	(818,881)
LME Lead Futures**	(48)	3-16-2026	(2,388,850)	(2,389,344)	0	(494)
LME Nickel Futures**	(5)	3-16-2026	(535,456)	(535,527)	0	(71)
LME Primary Aluminum Futures**	(7)	3-16-2026	(556,666)	(549,134)	7,532	0
LME Zinc Futures**	(3)	3-16-2026	(255,862)	(255,893)	0	(31)
Ultra 10-Year U.S. Treasury Notes	(301)	3-20-2026	(34,492,107)	(34,361,031)	131,076	0
Ultra U.S. Treasury Bond	(404)	3-20-2026	(48,049,449)	(47,444,750)	604,699	0
Gold 100 Troy Ounces Futures**	(20)	4-28-2026	(10,450,735)	(9,490,200)	960,535	0
					$14,060,198	$(4,173,457)

**	Represents an investment held in Macro Strategies Special Investments (Cayman) Ltd., the consolidated entity.
See accompanying consolidated notes to portfolio of investments
Allspring Macro Strategies Portfolio | 5

Notes to consolidated portfolio of investments—January 31, 2026 (unaudited)
Notes to consolidated portfolio of investments
Investment in subsidiary
The Portfolio invests in direct or indirect investments in various derivatives, including commodity-linked derivatives, through Macro Strategies Special Investments (Cayman) Ltd. (the “Subsidiary”), a wholly owned subsidiary incorporated on November 21, 2023 under the laws of the Cayman Islands as an exempted segregated portfolio company with limited liability. As of January 31, 2026, the Subsidiary had $53,878,555 of investments in affiliates and cash at broker segregated for futures contacts representing 104.08% of its net assets. As of January 31, 2026, the Portfolio held $51,766,432 in the Subsidiary, representing 34.06% of the Portfolio’s net assets prior to consolidation. The consolidated net assets of the Portfolio includes the Subsidiary. The Consolidated portfolio of investments includes positions of the Portfolio and the Subsidiary.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Portfolio enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Portfolio from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Portfolio is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Portfolio’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Portfolio and the counterparty.
Futures contracts
Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against,
6 | Allspring Macro Strategies Portfolio

Notes to consolidated portfolio of investments—January 31, 2026 (unaudited)
changes in interest rates, security values, commodity prices and foreign exchange rates and is subject to interest rate risk, equity price risk, commodity price risk and foreign currency risk changes in commodity prices and is subject to commodity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Inflation-indexed bonds and TIPS
The Portfolio may invest in inflation-indexed bonds, including Treasury inflation-protected securities (TIPS). Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Inflation-indexed bonds, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Macro Strategies Portfolio | 7

Notes to consolidated portfolio of investments—January 31, 2026 (unaudited)
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of January 31, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Real estate	$20,771,939	$0	$0	$20,771,939
U.S. Treasury securities	81,228,529	0	0	81,228,529
Short-term investments
Investment companies	62,399,675	0	0	62,399,675
	164,400,143	0	0	164,400,143
Forward foreign currency contracts	0	4,415,312	0	4,415,312
Futures contracts	14,060,198	0	0	14,060,198
Total assets	$178,460,341	$4,415,312	$0	$182,875,653
Liabilities
Forward foreign currency contracts	$0	$491,996	$0	$491,996
Futures contracts	4,173,457	0	0	4,173,457
Total liabilities	$4,173,457	$491,996	$0	$4,665,453
Futures contracts and forward foreign currency contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Consolidated portfolio of investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Consolidated portfolio of investments.
As of January 31, 2026, $42,298,678 was segregated as cash collateral for these open futures contracts.  The Portfolio also had $4,630,000 segregated as cash collateral for open forward foreign currency contracts.
At January 31, 2026, the Portfolio did not have any transfers into/out of Level 3.
8 | Allspring Macro Strategies Portfolio